Schedule of Investments (unaudited)
August 31, 2026
BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 2.1%
Teck Resources Ltd., Class B	254,091	$ 17,326,845
China — 3.0%
Alibaba Group Holding Ltd.	1,170,888	16,737,571
Contemporary Amperex Technology Co. Ltd., Class A	153,300	8,286,162
		25,023,733
France — 1.5%
Air Liquide SA	63,588	12,509,312
Germany — 2.5%
Allianz SE, Registered Shares	17,299	9,021,696
Siemens Energy AG	71,854	11,834,902
		20,856,598
India — 1.6%
Kotak Mahindra Bank Ltd.	3,089,800	13,587,785
Indonesia — 1.2%
Bank Central Asia Tbk PT	26,503,200	9,674,918
Japan — 7.5%
Hitachi Ltd.	278,300	9,447,943
Honda Motor Co. Ltd.	1,398,200	14,968,538
Mitsubishi UFJ Financial Group, Inc.	412,900	9,413,560
Shin-Etsu Chemical Co. Ltd.	285,000	10,670,586
Sony Group Corp.	727,500	17,977,230
		62,477,857
Mexico — 1.0%
Grupo Financiero Banorte SAB de CV, Class O	737,325	8,359,975
Netherlands — 2.0%
Koninklijke KPN NV	3,542,352	17,006,835
South Korea — 1.4%
SK hynix, Inc.	9,556	11,565,510
Spain — 4.2%
Banco Bilbao Vizcaya Argentaria SA	584,796	16,919,596
Industria de Diseno Textil SA	261,657	17,588,939
		34,508,535
Taiwan — 5.9%
MediaTek, Inc.	100,000	12,372,399
Taiwan Semiconductor Manufacturing Co. Ltd.	492,000	36,974,723
		49,347,122
United Kingdom — 9.3%
AstraZeneca PLC	103,177	16,633,982
BAE Systems PLC	665,473	18,257,714
British American Tobacco PLC	205,807	11,435,418
Shell PLC	483,928	22,255,787
Taylor Wimpey PLC	7,846,071	8,972,679
		77,555,580
United States — 53.0%
Alphabet, Inc., Class A	103,625	35,165,144
Apple Inc.	82,177	26,037,783
Security	Shares	Value
United States (continued)
Applied Materials, Inc.	37,325	$ 17,109,407
Assurant, Inc.	30,577	8,618,433
Baker Hughes Co., Class A	213,447	13,564,557
Broadcom, Inc.	67,533	25,010,171
Carrier Global Corp.	169,979	9,896,178
Charles Schwab Corp. (The)	161,589	17,745,704
Citizens Financial Group, Inc.	185,708	12,789,710
CMS Energy Corp.	245,956	16,739,765
Coca-Cola Co. (The)	249,063	22,084,416
Equifax, Inc.	46,542	8,803,885
Flowserve Corp.	160,226	12,672,274
Intercontinental Exchange, Inc.	87,937	14,131,476
Johnson & Johnson	79,666	21,179,206
M&T Bank Corp.	53,746	12,573,339
Medtronic PLC	210,322	19,065,689
Meta Platforms, Inc., Class A	21,776	12,463,276
Microsoft Corp.	74,739	37,914,347
NVIDIA Corp.	176,899	39,055,761
Parker-Hannifin Corp.	16,712	16,368,401
Progressive Corp. (The)	75,374	16,437,562
Service Corp. International	159,821	13,047,787
Williams Cos., Inc. (The)	162,516	12,196,826
		440,671,097
Total Common Stocks — 96.2% (Cost: $566,748,942)		800,471,702
Preferred Securities
Preferred Stocks — 3.6%
South Korea — 3.6%
Samsung Electronics Co. Ltd.	221,097	29,942,519
Total Preferred Securities — 3.6% (Cost: $23,049,788)		29,942,519
Total Long-Term Investments — 99.8% (Cost: $589,798,730)		830,414,221
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(a)(b)	6,046,275	6,046,275
Total Short-Term Securities — 0.7% (Cost: $6,046,275)		6,046,275
Total Investments — 100.5% (Cost: $595,845,005)		836,460,496
Liabilities in Excess of Other Assets — (0.5)%		(4,390,134)
Net Assets — 100.0%		$ 832,070,362

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Global Dividend Portfolio
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ —	$ 6,046,275 (a)	$ —	$ —	$ —	$ 6,046,275	6,046,275	$ 34,481	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 17,326,845	$ —	$ —	$ 17,326,845
China	—	25,023,733	—	25,023,733
France	—	12,509,312	—	12,509,312
Germany	—	20,856,598	—	20,856,598
India	—	13,587,785	—	13,587,785
Indonesia	—	9,674,918	—	9,674,918
Japan	—	62,477,857	—	62,477,857
Mexico	8,359,975	—	—	8,359,975
Netherlands	—	17,006,835	—	17,006,835
South Korea	—	11,565,510	—	11,565,510
Spain	—	34,508,535	—	34,508,535
Taiwan	—	49,347,122	—	49,347,122
United Kingdom	—	77,555,580	—	77,555,580
United States	440,671,097	—	—	440,671,097
Preferred Securities	—	29,942,519	—	29,942,519
Short-Term Securities
Money Market Funds	6,046,275	—	—	6,046,275
	$ 472,404,192	$ 364,056,304	$ —	$ 836,460,496